As filed with the Securities and Exchange Commission on April 28, 2011

Securities Act Registration No. 2-32685

Investment Company Act Registration No. 811-01660

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 59 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 59 ☒

PRUDENTIAL’S GIBRALTAR FUND, INC.

(Exact Name of Registrant as specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(800) 778-2255

(Address and telephone number of Principal Executive Offices)

Deborah A. Docs

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copy to:

Christopher Palmer

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b) of Rule 485.

    (----) pursuant to paragraph (b) of Rule 485.

    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

    on (----) pursuant to paragraph (a)(1) of Rule 485.

    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

    on (----) pursuant to paragraph (a)(2) of Rule 485.

    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 28th day of April, 2011.

PRUDENTIAL’S GIBRALTAR FUND, INC.

*Judy A. Rice

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Kevin J. Bannon	Director

* Scott E. Benjamin	Director

* Linda W. Bynoe	Director

* Michael S. Hyland	Director

* Douglas H. McCorkindale	Director

* Stephen P. Munn	Director

* Richard A. Redeker	Director

* Judy A. Rice	Director and President-Principal Executive Officer

* Robin B. Smith	Director

* Stephen G. Stoneburn	Director

* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	April 28, 2011

* Power of Attorney dated March 9, 2010. Incorporated by reference to exhibit (q) to Prudential Global Real Estate Fund Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase